Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Components of Income Tax (Expense) Benefit
Income tax expense is comprised of the following components:

	Year Ended June 30,
	2023	2022	2021
Current (expense) benefit:
Federal	$(1,008)	$515	$(2,536)
State and other	—	(220)	(2,247)

	(1,008)	295	(4,783)

Deferred (expense) benefit:
Federal	6,198	(4,711)	(15,658)
State and other	(6,918)	4,486	15,092

	(720)	(225)	(566)

Income tax (expense) benefit	$(1,728)	$70	$(5,349)

Effective Income Tax Rate Reconciliation
The income tax (expense) benefit differs from the amount derived by applying
the statutory federal rate to
pre-tax
income (loss) principally due to the effect of the following items:

	Year Ended June 30,
	2023	2022	2021
Federal tax (expense) benefit at statutory federal rate	$(16,332)	$28,617	$44,931
State income taxes, net of federal benefit	(13,033)	12,141	22,882
Change in valuation allowance	34,147	(31,679)	(70,501)
Change in the estimated applicable tax rate used to determine deferred taxes	—	—	2,545
Capital loss carryover	3,960	—	—
Nondeductible transaction costs	(206)	—	—
GAAP income of consolidated partnership attributable to non-controlling interest	(116)	(601)	(146)
Change in estimated rate to measure deferred taxes	(557)	—	—
Nondeductible officers’ compensation	(3,861)	(8,125)	(5,209)
Nondeductible expenses	(266)	(373)	(285)
Excess tax benefit related to share-based payment awards	(5,457)	93	1,088
Other, net	(7)	(3)	(654)

Income tax (expense) benefit	$(1,728)	$70	$(5,349)

Deferred Tax Assets and Liabilities
The tax effects of temporary differences which give rise to significant portions of the deferred tax assets and liabilities at June 30, 2023 and 2022 were as follows:

	June 30,
	2023	2022
Deferred tax assets:
Net operating losses (NOLs)	$18,684	$102,273
Accrued employee benefits	28,271	29,440
Restricted stock units and stock options	8,571	12,452
Deferred revenue	34,914	—
Right-of-use lease assets and lease liabilities, net	7,071	7,482
Deferred interest	3,299	24,950
Property and equipment	38,703	16,327
Other, net	5,853	7,183

Total gross deferred tax assets	$145,366	$200,107
Less valuation allowance	(95,352)	(151,043)

Net deferred tax assets	$50,014	$49,064

Deferred tax liabilities:
Intangibles and other assets	$(40,143)	$(40,069)
Deferred revenue	—	(10,107)
Prepaid expenses	(4,854)	(4,874)
Investments	(5,530)	(3,377)
Straight line rent	(23,005)	(13,890)

Total deferred tax liabilities	$(73,532)	$(72,317)

Net deferred tax liability	$(23,518)	$(23,253)